Finance Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Finance Costs [Abstract]
Finance costs	5. Finance costs
	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Interest on bank overdraft	72	—
Interest on bank borrowings	1	1
Interest on leases	7	6
	80	7
5. Finance costs
	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Interest on bank overdraft	61	132	136
Interest on bank borrowings	—	4	1
Interest on leases	11	13	13
	72	149	150